Summary of Significant Accounting Policies - Additional Information (Details)		1 Months Ended	9 Months Ended	12 Months Ended
	Jan. 01, 2022 USD ($)	Jan. 31, 2024 Branch	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) Segment Office Branch	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 01, 2022	Dec. 31, 2020 USD ($)
Number of full service branches | Branch				29
Number of loan production offices | Office				1
Retained earnings				$ 357,260,000	$ 325,625,000
Debt securities, held-to-maturity				0	0
Goodwill impairment loss			$ 0	0	0
Mortgage servicing income (loss), net				9,000	(28,000)	$ 0
Advertising expense				$ 3,714,000	3,455,000	2,736,000
Number of operating segments | Segment				1
Off-balance sheet, credit loss, liability				$ 3,147,000	$ 6,136,000	955,000		$ 693,000
Subsequent Event [Member]
Number of branch locations closed | Branch		1
Minimum [Member]
Property, plant and equipment, useful life (years)				3 years
Maximum [Member]
Property, plant and equipment, useful life (years)				40 years
Accounting Standards Update 2016-13 [Member]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]					true
Change in Accounting Principle, Accounting Standards Update, Adoption Date					Jan. 01, 2022
Cumulative Effect, Period of Adoption, Adjustment [Member]
Off-balance sheet, credit loss, liability					$ 0	$ 6,195,000		$ 0
Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standards Update 2016-13 [Member]
Retained earnings	$ 1,000,000
Financing receivable, decrease in allowance for credit loss	(7,600,000)
Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standards Update 2016-13 [Member] | Unfunded Loan Commitment [Member]
Off-balance sheet, credit loss, liability	$ 6,200,000
Encompass Home Lending, LLC [Member]
Noncontrolling interest, ownership percentage by parent							51.00%